Quarterly Holdings Report
for
Fidelity® SAI Sustainable Core Plus Bond Fund
May 31, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SSU-NPRT3-0726
1.9904897.104
Asset-Backed Securities - 5.9%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 1.7%
AIMCO CLO 19 Ltd / AIMCO CLO 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0252% 10/20/2037 (d)(e)(k)	250,000	250,537
AIMCO CLO 20 Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.21%, 4.8895% 10/16/2038 (d)(e)(k)	1,250,000	1,251,341
AIMCO CLO 22 Ltd / AIMCO CLO 22 LLC Series 2026-22A Class A1R, CME Term SOFR 3 month Index + 1.2%, 4.8254% 4/19/2039 (d)(e)(k)	250,000	250,003
Ares LXX CLO Ltd / Ares LXX CLO LLC Series 2025-70A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9166% 1/25/2039 (d)(e)(k)	250,000	250,313
Benefit Street Partners CLO XXXV Ltd Series 2026-35A Class AR, CME Term SOFR 3 month Index + 1.2%, 1.2% 7/25/2039 (d)(e)(k)	150,000	150,000
Blueberry Park CLO Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0252% 10/20/2037 (d)(e)(k)	250,000	250,410
Cedar Funding Series 2024-18A Class A, CME Term SOFR 3 month Index + 1.55%, 5.2161% 4/23/2037 (d)(e)(k)	550,000	550,642
Dryden 108 CLO Ltd / Dryden 108 CLO LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0352% 7/18/2037 (d)(e)(k)	500,000	500,721
Hamlin Park CLO Ltd / Hamlin Park CLO LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.0152% 10/20/2037 (d)(e)(k)	250,000	250,498
Ocp CLO Aegis Ltd Series 2026-39A Class AR, CME Term SOFR 3 month Index + 1.09%, 4.7695% 4/16/2038 (d)(e)(k)	150,000	149,734
OCP CLO Ltd / OCP CLO LLC Series 2026-33AR Class A1R, CME Term SOFR 3 month Index + 1.19%, 1.19% 7/20/2039 (d)(e)(k)	250,000	250,000
TOTAL BAILIWICK OF JERSEY		4,104,199
BERMUDA - 0.1%
RR Ltd Series 2026-25A Class A1A2, CME Term SOFR 3 month Index + 1.18%, 4.8531% 4/15/2041 (d)(e)(k)	250,000	250,088
GRAND CAYMAN (UK OVERSEAS TER) - 3.3%
AIMCO CDO Series 2026-10AR Class A1R3, CME Term SOFR 3 month Index + 1.19%, 1.19% 7/22/2039 (d)(e)(k)	250,000	250,000
AIMCO CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.0204% 7/17/2037 (d)(e)(k)	250,000	250,422
AIMCO CLO Series 2026-BA Class AR3, CME Term SOFR 3 month Index + 1.2%, 4.8795% 4/16/2037 (d)(e)(k)	250,000	250,074
Allegro CLO XII Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.1121% 7/21/2037 (d)(e)(k)	250,000	250,139
Ares LIX CLO Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 4.9582% 4/25/2034 (d)(e)(k)	250,000	250,190
Benefit Str Partners CLO XXXIII Ltd / Benefit Str Partners CLO XXXIII LLC Series 2026-33A Class AR, CME Term SOFR 3 month Index + 1.19%, 4.8566% 1/25/2039 (d)(e)(k)	250,000	250,404
Benefit Street Partners CLO Xxiii Ltd Series 2026-23A Class A1RR, CME Term SOFR 3 month Index + 1.26%, 4.9031% 4/25/2039 (d)(e)(k)	250,000	250,409
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 4.9852% 1/20/2038 (d)(e)(k)	250,000	250,209
Carlyle US CLO Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.8789% 1/20/2039 (d)(e)(k)	250,000	250,095
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.0352% 10/20/2037 (d)(e)(k)	250,000	250,408
CIFC Funding Ltd Series 2026-1A Class A1, CME Term SOFR 3 month Index + 1.17%, 4.8219% 4/25/2038 (d)(e)(k)	366,000	366,114
CIFC Funding Ltd Series 2026-6A Class A1R, CME Term SOFR 3 month Index + 1.21%, 4.8822% 7/15/2039 (d)(e)(k)	159,000	159,000
GoldenTree Loan Management US CLO 30 Ltd Series 2026-30A Class A, CME Term SOFR 3 month Index + 1.18%, 1.18% 7/20/2039 (d)(e)(k)	250,000	250,000
Magnetite CLO Ltd Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 4.9866% 7/25/2038 (d)(e)(k)	250,000	250,369
Magnetite CLO Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 4.8231% 4/15/2038 (d)(e)(k)	285,000	285,116
Magnetite Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 4.9566% 1/25/2038 (d)(e)(k)	250,000	250,793
Magnetite XXVI Ltd / Magnetite XXVI LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 4.818% 1/25/2038 (d)(e)(k)	250,000	249,849
Morgan Stanley Eaton Vance CLO Ltd Series 2026-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 4.9952% 1/20/2037 (d)(e)(k)	250,000	250,457
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0252% 7/20/2037 (d)(e)(k)	250,000	250,316
OCP Aegis CLO Ltd Series 2025-47A Class A1, CME Term SOFR 3 month Index + 1.11%, 4.7821% 1/21/2038 (d)(e)(k)	250,000	249,213
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 4.9671% 10/24/2038 (d)(e)(k)	250,000	250,637
OHA Credit Funding 16-R Ltd Series 2025-16RA Class A1, CME Term SOFR 3 month Index + 1.2%, 4.8752% 10/20/2038 (d)(e)(k)	500,000	501,000
OHA Credit Funding 26 Ltd Series 2026-26A Class A1, CME Term SOFR 3 month Index + 1.19%, 1.19% 7/20/2039 (b)(d)(e)(k)	250,000	249,999
OHA Credit Funding 4 Ltd / OHA Credit Funding 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 4.9536% 1/22/2038 (d)(e)(k)	250,000	250,603
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.0052% 10/20/2037 (d)(e)(k)	250,000	250,521
OHA Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 4.7819% 2/20/2038 (d)(e)(k)	385,000	385,291
RR 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.0231% 10/15/2039 (d)(e)(k)	250,000	250,651
RR 45 LTD Series 2026-45A Class A1A, CME Term SOFR 3 month Index + 1.2%, 1.2% 7/15/2041 (b)(d)(e)(k)	360,000	360,000
Voya CLO Ltd / Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 4.9852% 1/20/2038 (d)(e)(k)	250,000	250,588
Voya CLO Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.1931% 4/15/2037 (d)(e)(k)	250,000	250,117
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		8,062,984
MULTI-NATIONAL - 0.2%
AIMCO CLO Ltd / AIMCO CLO LLC Series 2026-21A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9252% 4/18/2039 (d)(e)(k)	250,000	250,450
Allegro CLO XV Ltd / Allegro CLO VX LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 4.8552% 4/20/2038 (d)(e)(k)	150,000	150,112
TOTAL MULTI-NATIONAL		400,562
UNITED STATES - 0.6%
DB Master Finance LLC Series 2026-1A Class A2II, 5.432% 5/20/2056 (k)	92,000	92,000
DB Master Finance LLC Series 2026-1A, 0% 5/20/2056 (k)	100,000	100,000
Goldentree Loan Management US CLO Ltd Series 2026-28A Class A, CME Term SOFR 3 month Index + 1.17%, 4.837% 10/20/2039 (d)(e)(k)	100,000	99,995
Green Lakes Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 4.8466% 1/25/2038 (d)(e)(k)	250,000	249,919
Magnetite XXXVIII Ltd Series 2026-38AR Class A1R, CME Term SOFR 3 month Index + 1.19%, 1.19% 7/15/2039 (d)(e)(k)	250,000	250,000
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (k)	750,000	718,390
TOTAL UNITED STATES		1,510,304
TOTAL ASSET-BACKED SECURITIES (Cost $14,311,004)		14,328,137

Bank Loan Obligations - 0.7%
	Principal Amount (a)	Value ($)
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 9%, 15% 6/30/2026 (c)(d)(e)(f)	11,609	11,609
Canacol Energy Ltd Tranche SECOND DIP, term loan CME Term SOFR 3 month Index + 16%, 15% 6/30/2026 (c)(d)(e)(f)	5,830	5,830

TOTAL COLOMBIA		17,439
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2112% 5/23/2030 (c)(d)(e)	20,000	19,782
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.6731% 10/31/2027 (c)(d)(e)	1,985	1,506
NETHERLANDS - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.9612% 8/30/2028 (c)(d)(e)	32,971	14,013
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4134% 11/15/2030 (c)(d)(e)	30,000	28,950
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1634% 11/15/2030 (c)(d)(e)	38,879	37,751

TOTAL SWITZERLAND		66,701
UNITED STATES - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Holding II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.5843% 10/3/2031 (c)(d)(e)	5,318	4,338
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.8583% 4/3/2031 (c)(d)(e)	29,000	27,590
		31,928
Entertainment - 0.0%
AP Core Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.5%, 10.1433% 5/15/2031 (c)(d)(e)	42,000	41,746
Media - 0.0%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2996% 6/18/2029 (c)(d)(e)	25,000	22,536
TOTAL COMMUNICATION SERVICES		96,210
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4134% 10/31/2031 (c)(d)(e)	39,801	36,687
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9612% 6/1/2028 (c)(d)(e)	47,812	45,606
Sizzling Platter LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6203% 7/2/2032 (c)(d)(e)	32,540	28,187
Sizzling Platter LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5% 7/2/2032 (c)(d)(e)(i)	1,391	1,205
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.925% 12/30/2026 (c)(d)(e)	71,035	62,512
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.425% 12/30/2026 (c)(d)(e)	4,922	4,331
		178,528
Household Durables - 0.0%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9703% 6/29/2028 (c)(d)(e)	48,969	44,783
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4418% 10/1/2032 (c)(d)(e)	37,000	35,520
		80,303
Specialty Retail - 0.0%
Champions Financing Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 2/23/2029 (c)(d)(e)(h)	39,000	36,438
Michaels Cos Inc/The 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.668% 2/22/2033 (c)(d)(e)	11,000	10,892
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.4132% 9/4/2029 (c)(d)(e)	24,657	22,928
		70,258
TOTAL CONSUMER DISCRETIONARY		329,089
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6996% 9/20/2030 (c)(d)(e)	14,925	14,309
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% (c)(d)(e)(f)(g)	1,490	0
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% (c)(d)(e)(f)(g)	431	0
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 0% (c)(d)(e)(f)(g)	3,248	1,230
		1,230
TOTAL CONSUMER STAPLES		15,539
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% (c)(d)(e)(g)	181,527	117,911
Financials - 0.0%
Financial Services - 0.0%
Vci Asset Holdings 3 LLC Tranche TL, term loan 6.875% 4/15/2031 (c)(f)	10,000	10,133
Insurance - 0.0%
Asurion LLC Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4134% 2/23/2033 (c)(d)(e)	86,000	83,832
TOTAL FINANCIALS		93,965
Health Care - 0.1%
Health Care Providers & Services - 0.0%
Cano Health LLC Tranche INITIAL EXCHANGE TERM LOANS 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.6996% 6/28/2029 (c)(d)(e)(f)	1,895	1,327
ModivCare Inc Tranche EXIT 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7007% 12/29/2030 (c)(d)(e)	1,727	1,450
Team Public Choices LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9496% 3/31/2033 (c)(d)(e)	10,000	9,750
		12,527
Pharmaceuticals - 0.1%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.8703% 10/8/2030 (c)(d)(e)	243,612	234,983
TOTAL HEALTH CARE		247,510
Industrials - 0.2%
Building Products - 0.0%
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.299% 8/1/2028 (c)(d)(e)	4,962	2,836
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.024% 4/12/2028 (c)(d)(e)	98,657	58,355
Cornerstone Building Brands Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.174% 5/15/2031 (c)(d)(e)	5,000	2,492
		63,683
Commercial Services & Supplies - 0.2%
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1203% 2/15/2031 (c)(d)(e)	18,949	16,628
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1632% 8/1/2030 (c)(d)(e)	25,621	20,874
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9277% 9/4/2030 (c)(d)(e)	121,998	89,425
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7687% 2/3/2033 (c)(d)(e)	35,000	34,573
Vericast Corp 1LN, term loan CME Term SOFR 1 month Index + 7.75%, 11.5% 6/15/2030 (c)(d)(e)	18,000	17,888
		179,388
Passenger Airlines - 0.0%
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 5/29/2033 (c)(d)(e)(h)	20,000	19,800
TOTAL INDUSTRIALS		262,871
Information Technology - 0.0%
IT Services - 0.0%
Constant Contact Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.4347% 2/12/2029 (c)(d)(e)	2,000	1,641
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9347% 2/10/2028 (c)(d)(e)	36,719	34,115
		35,756
Software - 0.0%
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.8703% 5/3/2028 (c)(d)(e)	10,000	9,667
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6996% 8/31/2028 (c)(d)(e)	75,000	73,170
		82,837
TOTAL INFORMATION TECHNOLOGY		118,593
Materials - 0.2%
Chemicals - 0.2%
Advancion Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 7.75%, 11.5158% 11/24/2028 (c)(d)(e)	30,000	22,500
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7658% 11/24/2027 (c)(d)(e)	74,953	67,458
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.7348% 6/9/2028 (c)(d)(e)	1,954	1,749
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.7246% 7/3/2028 (c)(d)(e)	91,340	87,027
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.5843% 3/15/2029 (c)(d)(e)	64,880	62,771
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.1578% 3/15/2030 (c)(d)(e)	20,206	18,615
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4134% 8/25/2031 (c)(d)(e)	50,262	49,760
Mativ Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1203% 4/4/2033 (c)(d)(e)	30,000	29,963
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1648% 9/30/2031 (c)(d)(e)	31,919	26,787
TOTAL MATERIALS		366,630
TOTAL UNITED STATES		1,648,318
TOTAL BANK LOAN OBLIGATIONS (Cost $1,841,651)		1,767,759

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Morgan Stanley Bank NA 4.788% 5/10/2030 (d) (Cost $250,000)	250,000	250,709

Commercial Mortgage Securities - 0.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.7%
Barings Issuer LLC Series 2026-SBP Class A, 4.82% 2/26/2059 (k)	143,057	141,398
BX 2025-ROIC Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.7709% 3/15/2030 (d)(e)(k)	398,113	397,492
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8271% 3/15/2043 (d)(e)(k)	195,766	195,521
BX Trust Series 2026-ALOHA Class A, 4.9771% 4/15/2043 (d)(k)	181,000	181,000
BX Trust Series 2026-CIP Class A, CME Term SOFR 1 month Index + 1.2%, 4.85% 5/15/2038 (d)(e)(k)	155,000	155,388
BX Trust Series 2026-LP3 Class A, 5.0071% 4/15/2043 (k)	231,803	232,455
BXHPP Trust Series 2021-FILM Class A, CME Term SOFR 1 month Index + 0.7645%, 4.3915% 8/15/2036 (d)(e)(k)	250,000	237,500
DC Commercial Mortgage Trust Series 2023-DC Class A, 6.3143% 9/12/2040 (k)	100,000	102,019
TOTAL UNITED STATES		1,642,773
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,649,536)		1,642,773

Common Stocks - 0.0%
	Shares	Value ($)
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice France Holding SA (f)	1,081	20,325
Altice France Holding SA rights (f)(j)(k)(l)	29	353

TOTAL FRANCE		20,678
UNITED STATES - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (f)(j)	268	343
Cano Health LLC warrants 6/28/2029 (f)(j)	29	0
ModivCare Inc (f)	223	1,255

TOTAL UNITED STATES		1,598
TOTAL COMMON STOCKS (Cost $32,735)		22,276

Convertible Corporate Bonds - 0.2%
	Principal Amount (a)	Value ($)
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 2.75% 12/15/2030 (k)	32,000	36,304
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 3.125% 3/15/2030	71,000	57,262
UNITED STATES - 0.2%
Communication Services - 0.0%
Media - 0.0%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (d)	8,443	33,138
Financials - 0.0%
Financial Services - 0.0%
Redfin Corp 0.5% 4/1/2027	75,000	71,888
Industrials - 0.0%
Electrical Equipment - 0.0%
Eos Energy Enterprises Inc 1.75% 12/1/2031 (k)	49,000	41,503
Fluence Energy Inc 2.25% 6/15/2030	8,000	9,858
TOTAL INDUSTRIALS		51,361
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.0%
MKS Inc 1.25% 6/1/2030	8,000	17,620
ON Semiconductor Corp 0% 5/1/2027 (n)	8,000	18,264
		35,884
Software - 0.2%
Riot Platforms Inc 0.75% 1/15/2030	43,000	85,751
Strategy Inc 0% 12/1/2029 (n)	53,000	48,214
Terawulf Inc 0% 5/1/2032 (k)(n)	29,000	44,196
		178,161
TOTAL INFORMATION TECHNOLOGY		214,045
Utilities - 0.0%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027	55,000	56,073
TOTAL UNITED STATES		426,505
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $403,239)		520,071

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Whirlpool Corp Series A, 8.5%	500	18,425
Financials - 0.0%
Financial Services - 0.0%
Acrisure Holdings Inc Series A-2 (f)(j)	855	26,556
Information Technology - 0.0%
Software - 0.0%
Oracle Corp Series D 6.5%	319	20,560
TOTAL UNITED STATES		65,541
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $60,532)		65,541

Foreign Government and Government Agency Obligations - 0.9%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Australian Commonwealth 1.25% 5/21/2032	AUD	165,000	98,115
CANADA - 0.2%
Canadian Government 1.5% 12/1/2031	CAD	475,000	316,599
Canadian Government 3.5% 12/1/2045	CAD	95,000	67,210
TOTAL CANADA			383,809
COLOMBIA - 0.2%
Colombian Republic 7.375% 4/25/2030		200,000	208,300
Colombian Republic 7.75% 11/7/2036		200,000	209,400
TOTAL COLOMBIA			417,700
GERMANY - 0.0%
German Federal Republic 2.5% 2/15/2035 (l)	EUR	55,000	62,302
MEXICO - 0.4%
United Mexican States 3.5% 2/12/2034		700,000	596,260
United Mexican States 5.375% 3/22/2033		200,000	195,778
TOTAL MEXICO			792,038
UNITED KINGDOM - 0.1%
United Kingdom of Great Britain and Northern Ireland 4% 10/22/2031 (l)	GBP	40,000	52,869
United Kingdom of Great Britain and Northern Ireland 4.375% 3/7/2030 (l)	GBP	155,000	209,288
United Kingdom of Great Britain and Northern Ireland 4.5% 3/7/2035 (l)	GBP	74,000	97,826
TOTAL UNITED KINGDOM			359,983
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,083,376)			2,113,947

Non-Convertible Corporate Bonds - 23.8%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Financials - 0.2%
Banks - 0.1%
Commonwealth Bank of Australia 3.788% 8/26/2037 (d)(l)	EUR	100,000	115,643
National Australia Bank Ltd 3.612% 1/22/2036 (d)(l)	EUR	100,000	115,404
			231,047
Financial Services - 0.1%
Cimic Finance Ltd 6% 4/22/2036 (k)		195,000	193,110
TOTAL FINANCIALS			424,157
Materials - 0.0%
Metals & Mining - 0.0%
Mineral Resources Ltd 6% 5/1/2032 (k)		10,000	9,956
Mineral Resources Ltd 8.5% 5/1/2030 (k)		101,000	104,283
TOTAL MATERIALS			114,239
TOTAL AUSTRALIA			538,396
AUSTRIA - 0.0%
Materials - 0.0%
Containers & Packaging - 0.0%
Mondi Finance PLC 3.375% 5/23/2031 (l)	EUR	100,000	114,807
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (k)		28,000	22,750
BELGIUM - 0.0%
Financials - 0.0%
Banks - 0.0%
KBC Group NV 4.375% 4/19/2030 (d)(l)	EUR	100,000	120,311
BRAZIL - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Ambipar Lux Sarl 9.875% (g)(k)		68,000	16,417
Passenger Airlines - 0.0%
Azul Secured Finance LLP 9.875% 2/15/2031 (k)		20,000	18,650
TOTAL INDUSTRIALS			35,067
Materials - 0.0%
Metals & Mining - 0.0%
ERO Copper Corp 6.5% 2/15/2030 (k)		80,000	80,150
TOTAL BRAZIL			115,217
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7.5% 10/2/2030 (k)		25,000	25,469
CANADA - 0.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
TELUS Corp 3.4% 5/13/2032		200,000	182,903
TELUS Corp 6.625% 10/15/2055 (d)		24,000	24,321
TELUS Corp 7% 10/15/2055 (d)		7,000	7,205
TOTAL COMMUNICATION SERVICES			214,429
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (k)		50,000	50,373
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (k)		4,000	4,073
			54,446
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc 4.7% 10/7/2030 (k)		13,000	12,853
TOTAL CONSUMER DISCRETIONARY			67,299
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc 3.625% 5/13/2051 (k)		150,000	105,976
Financials - 0.2%
Banks - 0.2%
Bank of Nova Scotia/The 3.375% 3/5/2033 (d)(l)	EUR	100,000	116,003
Royal Bank of Canada 3.125% 9/27/2031 (d)(l)	EUR	100,000	115,797
Toronto Dominion Bank 3.357% 9/22/2032 (l)	EUR	100,000	114,944
TOTAL FINANCIALS			346,744
Materials - 0.0%
Metals & Mining - 0.0%
Hudbay Minerals Inc 6.125% 4/1/2029 (k)		7,000	7,049
TOTAL CANADA			741,497
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd 5.75% (g)(k)		100,000	37,375
Gran Tierra Energy Inc 9.75% 4/15/2031 (k)		33,000	31,360
TOTAL ENERGY			68,735
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (k)		30,000	30,848
TOTAL COLOMBIA			99,583
DENMARK - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg Breweries A/S 3.25% 2/28/2032 (l)	EUR	100,000	115,353
FINLAND - 0.1%
Financials - 0.0%
Banks - 0.0%
Nordea Bank Abp 2.5% 5/23/2029 (l)	EUR	100,000	114,703
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Citycon Treasury BV 6.5% 3/8/2029 (l)	EUR	100,000	118,855
TOTAL FINLAND			233,558
FRANCE - 0.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA 6.875% 7/15/2032 (k)		25,060	24,467
Orange SA 4.75% 1/13/2033 (k)		200,000	197,693
TOTAL COMMUNICATION SERVICES			222,160
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Forvia SE 6.75% 9/15/2033 (k)		80,000	80,516
Valeo SE 4.625% 3/23/2032 (l)	EUR	100,000	115,940
TOTAL CONSUMER DISCRETIONARY			196,456
Consumer Staples - 0.0%
Beverages - 0.0%
Pernod Ricard SA 3.75% 2/4/2037 (l)	EUR	100,000	113,423
Financials - 0.6%
Banks - 0.6%
BNP Paribas SA 3.945% 2/18/2037 (d)(l)	EUR	100,000	116,257
BNP Paribas SA 4.042% 1/10/2032 (d)(l)	EUR	100,000	119,346
BNP Paribas SA 5.786% 1/13/2033 (d)(k)		100,000	103,428
BPCE SA 3.875% 1/11/2029 (l)	EUR	100,000	118,589
Societe Generale SA 3.75% 7/15/2031 (d)(l)	EUR	100,000	117,536
Societe Generale SA 5.249% 5/22/2029 (d)(k)		330,000	333,173
Societe Generale SA 5.5% 4/13/2029 (d)(k)		200,000	202,754
TOTAL FINANCIALS			1,111,083
Real Estate - 0.0%
Industrial REITs - 0.0%
ARGAN SA 3.779% 10/30/2029 (l)	EUR	100,000	117,052
TOTAL FRANCE			1,760,174
GERMANY - 0.8%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
BMW US Capital LLC 4.65% 3/19/2031 (k)		460,000	457,182
Financials - 0.1%
Financial Services - 0.1%
KfW 2.75% 5/15/2030 (l)	EUR	200,000	233,408
Health Care - 0.1%
Pharmaceuticals - 0.1%
Bayer US Finance LLC 6.5% 11/21/2033 (k)		200,000	213,437
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Deutsche Post AG 3.75% 11/25/2037 (l)	EUR	60,000	69,397
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Infineon Technologies AG 3.5% 2/16/2034 (l)	EUR	100,000	115,364
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Vonovia SE 0.625% 3/24/2031 (l)	EUR	100,000	101,990
Utilities - 0.4%
Electric Utilities - 0.2%
EnBW Energie Baden-Wuerttemberg AG 1.875% 6/29/2080 (d)(l)	EUR	100,000	116,467
EnBW International Finance BV 3.85% 5/23/2030 (l)	EUR	100,000	119,585
			236,052
Independent Power and Renewable Electricity Producers - 0.2%
RWE Finance US LLC 5.125% 9/18/2035 (k)		150,000	146,283
RWE Finance US LLC 5.875% 4/16/2034 (k)		150,000	155,361
			301,644
Multi-Utilities - 0.0%
E.ON SE 0.625% 11/7/2031 (l)	EUR	100,000	101,509
TOTAL UTILITIES			639,205
TOTAL GERMANY			1,829,983
GHANA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Kosmos Energy Ltd 7.5% 3/1/2028 (k)		35,000	34,094
Kosmos Energy Ltd 7.75% 5/1/2027 (k)		18,000	17,892
Kosmos Energy Ltd 8.75% 10/1/2031 (k)		23,000	20,927
Tullow Holdco 2 Ltd 15% 11/15/2028 pay-in-kind (k)		60,865	62,082

TOTAL GHANA			134,995
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (k)		60,000	61,324
HONG KONG - 0.1%
Financials - 0.1%
Insurance - 0.1%
AIA Group Ltd 3.375% 4/7/2030 (k)		200,000	193,229
IRELAND - 0.3%
Financials - 0.3%
Banks - 0.1%
Bank of Ireland Group PLC 5% 7/4/2031 (d)(l)	EUR	150,000	185,605
Consumer Finance - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.375% 11/15/2030		150,000	147,335
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.75% 1/15/2033		450,000	440,949
			588,284
TOTAL IRELAND			773,889
ISRAEL - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		5,000	4,973
ITALY - 0.3%
Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola HBC Finance BV 4% 10/1/2033 (l)	EUR	100,000	119,178
Financials - 0.0%
Banks - 0.0%
Intesa Sanpaolo SpA 3.625% 10/16/2030 (l)	EUR	100,000	118,503
Utilities - 0.3%
Electric Utilities - 0.1%
ENEL Finance International NV 0.875% 1/17/2031 (l)	EUR	100,000	104,266
Gas Utilities - 0.2%
Snam SpA 5% 5/28/2030 (k)		350,000	352,101
TOTAL UTILITIES			456,367
TOTAL ITALY			694,048
JAPAN - 0.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NTT Finance Corp 4.62% 7/16/2028 (k)		200,000	200,152
Financials - 0.4%
Banks - 0.4%
Mitsubishi UFJ Financial Group Inc 4.592% 4/18/2030 (d)		200,000	199,639
Mitsubishi UFJ Financial Group Inc 4.847% 4/21/2032 (d)		200,000	199,702
Sumitomo Mitsui Financial Group Inc 4.494% 1/15/2032 (d)		700,000	690,084
TOTAL FINANCIALS			1,089,425
TOTAL JAPAN			1,289,577
LUXEMBOURG - 0.2%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5.75% 8/15/2029 (k)		58,000	42,026
Altice Financing SA 9.625% 7/15/2027 (k)		24,000	18,551
			60,577
Wireless Telecommunication Services - 0.0%
Altice France Lux 3 / Altice Holdings 1 10% 1/15/2033 (k)		42,000	40,846
TOTAL COMMUNICATION SERVICES			101,423
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (k)		93,000	81,606
Real Estate - 0.2%
Industrial REITs - 0.2%
Prologis International Funding II SA 4.375% 7/1/2036 (l)	EUR	200,000	238,821
TOTAL LUXEMBOURG			421,850
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (k)		10,000	10,118
MULTI-NATIONAL - 0.0%
Financials - 0.0%
Banks - 0.0%
European Investment Bank 2.25% 3/15/2030 (l)	EUR	55,000	63,137
NETHERLANDS - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV 3.875% 2/16/2036 (l)	EUR	100,000	116,764
Consumer Staples - 0.1%
Food Products - 0.1%
JDE Peet's NV 2.25% 9/24/2031 (k)		150,000	130,602
Financials - 0.4%
Banks - 0.4%
Cooperatieve Rabobank UA 1% 1/19/2034 (l)	EUR	100,000	96,806
Cooperatieve Rabobank UA 1.125% 5/7/2031 (l)	EUR	100,000	105,123
ING Groep NV 3% 8/17/2031 (d)(l)	EUR	100,000	114,830
ING Groep NV 4.5% 5/23/2029 (d)(l)	EUR	100,000	119,680
ING Groep NV 4.803% 3/23/2032 (d)		460,000	457,921
TOTAL FINANCIALS			894,360
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 2.5% 5/11/2031		140,000	125,860
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032		42,000	41,710
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035		121,000	121,408
TOTAL INFORMATION TECHNOLOGY			288,978
TOTAL NETHERLANDS			1,430,704
NIGERIA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
IHS Holding Ltd 5.625% 11/29/2026 (k)		27,000	26,879
IHS Holding Ltd 6.25% 11/29/2028 (k)		37,000	36,852
IHS Holding Ltd 7.875% 5/29/2030 (k)		55,000	56,632
IHS Holding Ltd 8.25% 11/29/2031 (k)		50,000	52,243

TOTAL NIGERIA			172,606
NORWAY - 0.0%
Financials - 0.0%
Banks - 0.0%
DNB Bank ASA 3 month EURIBOR + 0.7%, 3.625% 5/28/2032 (d)(e)(l)	EUR	100,000	117,715
PERU - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Volcan Cia Minera SAA 8.5% 10/28/2032 (k)		18,000	18,473
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 10.75% 4/14/2031 (k)		32,000	32,831
SPAIN - 0.1%
Financials - 0.1%
Banks - 0.1%
CaixaBank SA 6.25% 2/23/2033 (d)(l)	EUR	100,000	121,537
Information Technology - 0.0%
Communications Equipment - 0.0%
Cellnex Finance Co SA 2% 2/15/2033 (l)	EUR	100,000	104,323
Utilities - 0.0%
Electric Utilities - 0.0%
Iberdrola Finanzas SA 3.375% 11/22/2032 (l)	EUR	100,000	116,593
TOTAL SPAIN			342,453
SWEDEN - 0.1%
Financials - 0.1%
Banks - 0.1%
Svenska Handelsbanken AB 3.25% 8/27/2031 (l)	EUR	100,000	116,157
Swedbank AB 3.375% 5/29/2030 (l)	EUR	100,000	117,981

TOTAL SWEDEN			234,138
SWITZERLAND - 0.1%
Financials - 0.1%
Insurance - 0.1%
Swiss Re Finance Luxembourg SA 2.534% 4/30/2050 (d)(l)	EUR	100,000	111,351
Industrials - 0.0%
Aerospace & Defense - 0.0%
VistaJet Malta Finance PLC / Vista Management Holding Inc 8.75% 1/15/2032 (k)		20,000	19,390
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (k)		49,000	51,511
Consolidated Energy Finance SA 5.625% 10/15/2028 (k)		39,000	37,944
TOTAL MATERIALS			89,455
TOTAL SWITZERLAND			220,196
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 6.75% 4/1/2031 (k)		35,000	35,536
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (k)		5,000	5,125

TOTAL TANZANIA			40,661
UNITED KINGDOM - 1.5%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Compass Group PLC 3.25% 9/16/2033 (l)	EUR	100,000	114,641
Household Durables - 0.1%
Berkeley Group PLC/The 2.5% 8/11/2031 (l)	GBP	100,000	114,662
TOTAL CONSUMER DISCRETIONARY			229,303
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Tesco Corporate Treasury Services PLC 0.375% 7/27/2029 (l)	EUR	100,000	107,081
Tesco Corporate Treasury Services PLC 4.25% 2/27/2031 (l)	EUR	100,000	121,200
			228,281
Household Products - 0.0%
Reckitt Benckiser Treasury Services PLC 3.875% 9/14/2033 (l)	EUR	100,000	118,995
TOTAL CONSUMER STAPLES			347,276
Financials - 0.9%
Banks - 0.8%
Barclays PLC 0.577% 8/9/2029 (d)(l)	EUR	100,000	110,305
Barclays PLC 4.219% 5/24/2030 (d)		200,000	196,867
Barclays PLC 8.407% 11/14/2032 (d)(l)	GBP	100,000	140,578
HSBC Holdings PLC 3% 5/29/2030 (d)	GBP	100,000	127,369
HSBC Holdings PLC 3.608% 12/1/2033 (d)(l)	EUR	100,000	115,721
Lloyds Banking Group PLC 4.425% 11/4/2031 (d)		343,000	337,379
Lloyds Banking Group PLC 4.75% 9/21/2031 (d)(l)	EUR	100,000	122,833
NatWest Group PLC 3.575% 9/12/2032 (d)(l)	EUR	200,000	234,516
Standard Chartered PLC 3.864% 3/17/2033 (d)(l)	EUR	100,000	117,537
Virgin Money UK PLC 7.625% 8/23/2029 (d)(l)	GBP	100,000	142,178
			1,645,283
Financial Services - 0.0%
Nationwide Building Society 3.828% 7/24/2032 (d)(l)	EUR	100,000	118,269
Insurance - 0.1%
Admiral Group PLC 8.5% 1/6/2034 (l)	GBP	100,000	152,478
TOTAL FINANCIALS			1,916,030
Health Care - 0.1%
Pharmaceuticals - 0.1%
Astrazeneca Finance LLC 1.75% 5/28/2028		140,000	133,639
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.875% 9/26/2031 (l)	EUR	100,000	88,123
Utilities - 0.3%
Electric Utilities - 0.1%
NGG Finance PLC 2.125% 9/5/2082 (d)(l)	EUR	100,000	114,865
Scottish Hydro Electric Transmission PLC 3.375% 11/2/2033 (l)	EUR	100,000	114,234
SSE PLC 1.75% 4/16/2030 (l)	EUR	100,000	110,175
			339,274
Independent Power and Renewable Electricity Producers - 0.1%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (k)		196,000	194,864
Multi-Utilities - 0.0%
National Grid PLC 4.275% 1/16/2035 (l)	EUR	100,000	120,118
Water Utilities - 0.1%
Severn Trent Utilities Finance PLC 4% 3/5/2034 (l)	EUR	150,000	177,197
TOTAL UTILITIES			831,453
TOTAL UNITED KINGDOM			3,545,824
UNITED STATES - 17.6%
Communication Services - 1.3%
Diversified Telecommunication Services - 0.7%
APLD ComputeCo 2 LLC 6.75% 3/15/2031 (k)		30,000	30,238
APLD ComputeCo LLC 9.25% 12/15/2030 (k)		71,000	76,640
AT&T Inc 2.25% 2/1/2032		280,000	244,658
Core Scientific Finance I LLC 7.75% 5/15/2031 (k)		65,000	66,473
Edged Compute LLC 7.5% 4/30/2031 (k)		70,000	70,181
Flash Compute LLC 7.25% 12/31/2030 (k)		26,000	26,804
HUT 8 DC LLC 6.192% 11/15/2042 (k)		145,000	146,730
Level 3 Financing Inc 6.875% 6/30/2033 (k)		83,000	85,494
Level 3 Financing Inc 7% 3/31/2034 (k)		50,000	51,824
Level 3 Financing Inc 7.5% 2/15/2037 (k)		25,000	25,767
Level 3 Financing Inc 8.5% 1/15/2036 (k)		77,000	83,249
Lumen Technologies Inc 4.5% 1/15/2029 (k)		1,000	962
Meridian Arc Holdco LLC 6.25% 4/30/2031 (k)		64,000	64,329
PR RNO Property Owner 1 LLC 6.5% 5/1/2031 (k)		90,000	90,123
RD Michigan Property Owner I LLC 7.5% 3/30/2045 (k)		38,000	38,076
SV RNO Property Owner 1 LLC 5.875% 3/1/2031 (k)		30,000	29,623
Verizon Communications Inc 4.75% 1/15/2033		88,000	87,176
Verizon Communications Inc 5.05% 5/9/2033		445,000	450,543
WULF Compute LLC 7.75% 10/15/2030 (k)		30,000	31,523
			1,700,413
Entertainment - 0.1%
AP Core Holdings II LLC 11% 5/15/2031 (k)		25,000	26,194
Walt Disney Co/The 2.65% 1/13/2031		140,000	129,761
			155,955
Interactive Media & Services - 0.0%
Snap Inc 6.875% 3/1/2033 (k)		7,000	6,938
Snap Inc 6.875% 3/15/2034 (k)		25,000	24,611
			31,549
Media - 0.4%
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (k)		136,000	113,598
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (k)		14,000	12,480
CCO Holdings LLC / CCO Holdings Capital Corp 7% 2/1/2033 (k)		90,000	87,975
CCO Holdings LLC / CCO Holdings Capital Corp 7.375% 2/1/2036 (k)		15,000	14,637
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029		20,000	19,991
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029		41,000	42,184
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034		22,000	22,572
Charter Communications Operating LLC / Charter Communications Operating Capital 6.7% 12/1/2055		400,000	378,688
CMG Media Corp 8.875% 6/18/2029 (k)		8,000	6,422
CSC Holdings LLC 3.375% 2/15/2031 (k)		62,000	34,494
CSC Holdings LLC 4.125% 12/1/2030 (k)		65,000	37,050
CSC Holdings LLC 4.5% 11/15/2031 (k)		25,000	14,188
CSC Holdings LLC 4.625% 12/1/2030 (k)		22,000	5,169
EW Scripps Co/The 9.875% 8/15/2030 (k)		28,000	26,733
Nexstar Media Inc 6.5% 9/15/2033 (k)		18,000	18,143
Univision Communications Inc 8.5% 7/31/2031 (k)		162,000	163,090
Univision Communications Inc 8.875% 4/15/2033 (k)		15,000	14,943
			1,012,357
Wireless Telecommunication Services - 0.1%
T-Mobile USA Inc 3.875% 4/15/2030		240,000	233,542
TOTAL COMMUNICATION SERVICES			3,133,816
Consumer Discretionary - 1.2%
Automobile Components - 0.0%
American Axle & Manufacturing Inc 6.375% 10/15/2032 (k)		10,000	10,037
American Axle & Manufacturing Inc 7.75% 10/15/2033 (k)		30,000	30,083
Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.125% 4/15/2031 (k)		28,000	28,010
Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.375% 4/15/2034 (k)		28,000	27,943
			96,073
Automobiles - 0.1%
General Motors Co 5.4% 10/15/2029		100,000	102,215
General Motors Financial Co Inc 4.2% 10/27/2028		180,000	178,661
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (k)		46,000	45,352
			326,228
Broadline Retail - 0.1%
GrubHub Holdings Inc 13% 7/31/2030 pay-in-kind (k)		13,081	10,676
Saks Global Enterprises LLC 11% (f)(g)(k)		8,696	0
Wayfair LLC 6.75% 11/15/2032 (k)		45,000	45,712
Wayfair LLC 7.125% 5/31/2034 (k)		5,000	5,095
Wayfair LLC 7.25% 10/31/2029 (k)		183,000	188,289
Wayfair LLC 7.75% 9/15/2030 (k)		65,000	67,666
			317,438
Diversified Consumer Services - 0.0%
Sotheby's 8.25% 4/15/2031 (k)		90,000	88,601
Sotheby's/Bidfair Holdings Inc 5.875% 6/1/2029 (k)		10,000	9,511
StoneMor Inc 8.5% 5/15/2029 (k)		59,000	57,867
			155,979
Hotels, Restaurants & Leisure - 0.3%
Acushnet Co 5.625% 12/1/2033 (k)		8,000	7,937
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc 9.5% 7/1/2032 (k)		35,000	31,850
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (k)		72,000	66,094
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (k)		10,000	9,954
Hilton Domestic Operating Co Inc 5.5% 9/15/2031 (k)		30,000	30,174
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (k)		189,000	190,674
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (k)		5,000	5,056
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (k)		5,000	5,098
InterContinental Hotels Group PLC 3.375% 10/8/2028 (l)	GBP	100,000	129,567
Light & Wonder International Inc 6.25% 10/1/2033 (k)		19,000	18,790
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (k)		43,000	36,453
NCL Corp Ltd 5.875% 1/15/2031 (k)		75,000	72,479
NCL Corp Ltd 6.25% 9/15/2033 (k)		35,000	33,557
			637,683
Household Durables - 0.2%
Beazer Homes USA Inc 7.5% 3/15/2031 (k)		52,000	52,570
LGI Homes Inc 7% 11/15/2032 (k)		77,000	74,281
TopBuild Corp 5.625% 1/31/2034 (k)		138,000	139,339
Tri Pointe Homes Inc 5.7% 6/15/2028		7,000	7,052
Whirlpool Corp 5.75% 3/1/2034		35,000	28,988
Whirlpool Corp 6.5% 6/15/2033		105,000	95,297
			397,527
Leisure Products - 0.1%
Hasbro Inc 4.65% 3/12/2031		221,000	218,558
Specialty Retail - 0.3%
Advance Auto Parts Inc 3.5% 3/15/2032		11,000	9,648
Advance Auto Parts Inc 3.9% 4/15/2030		10,000	9,338
Advance Auto Parts Inc 7% 8/1/2030 (k)		18,000	18,495
Advance Auto Parts Inc 7.375% 8/1/2033 (k)		47,000	48,892
Carvana Co 4.875% 9/1/2029 (k)		5,000	4,550
Carvana Co 9% 6/1/2030 pay-in-kind (d)(k)		3,383	3,509
Carvana Co 9% 6/1/2031 pay-in-kind (d)(k)		46,516	51,411
Champions Financing Inc 8.75% 2/15/2029 (k)		39,000	37,695
Home Depot Inc/The 3.25% 4/15/2032		130,000	121,231
LBM Acquisition LLC 6.25% 1/15/2029 (k)		31,000	19,097
Lowe's Cos Inc 3.75% 4/1/2032		130,000	123,242
Michaels Cos Inc/The 11% 3/15/2034 (k)		30,000	28,364
Michaels Cos Inc/The 8.5% 3/15/2033 (k)		30,000	29,289
Staples Inc 10.75% 9/1/2029 (k)		53,000	50,423
Staples Inc 12.75% 1/15/2030 (k)		33,058	25,304
TJX Cos Inc/The 3.875% 4/15/2030		120,000	117,938
			698,426
Textiles, Apparel & Luxury Goods - 0.1%
Tapestry Inc 3.05% 3/15/2032		200,000	180,996
TOTAL CONSUMER DISCRETIONARY			3,028,908
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.1%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.5% 3/31/2031 (k)		15,000	14,770
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75% 3/31/2034 (k)		35,000	33,717
Albertsons Cos Inc 5.625% 3/31/2032 (k)		15,000	14,645
C&S Group Enterprises LLC 5% 12/15/2028 (k)		31,000	29,172
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 7.125% 4/30/2033 (k)		5,000	5,066
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (k)		37,000	38,643
Performance Food Group Inc 4.25% 8/1/2029 (k)		6,000	5,813
Performance Food Group Inc 5.625% 3/1/2034 (k)		25,000	24,430
Performance Food Group Inc 6.125% 9/15/2032 (k)		9,000	9,099
US Foods Inc 5.75% 4/15/2033 (k)		7,000	6,990
			182,345
Food Products - 0.2%
B&G Foods Inc 5.25% 9/15/2027		5,000	4,861
General Mills Inc 2.25% 10/14/2031		350,000	308,460
Post Holdings Inc 4.5% 9/15/2031 (k)		11,000	10,322
Post Holdings Inc 4.625% 4/15/2030 (k)		6,000	5,837
Post Holdings Inc 6.25% 2/15/2032 (k)		5,000	5,079
Post Holdings Inc 6.375% 3/1/2033 (k)		98,000	97,718
Post Holdings Inc 6.5% 3/15/2036 (k)		35,000	34,725
			467,002
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (k)		29,000	29,155
TOTAL CONSUMER STAPLES			678,502
Energy - 0.5%
Energy Equipment & Services - 0.1%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (k)		5,000	5,118
Archrock Services LP / Archrock Partners Finance Corp 6% 2/1/2034 (k)		90,000	90,035
Kodiak Gas Services LLC 5.875% 4/1/2031 (k)		15,000	15,091
Kodiak Gas Services LLC 6.5% 10/1/2033 (k)		35,000	35,619
Kodiak Gas Services LLC 6.75% 10/1/2035 (k)		12,000	12,333
Oceaneering International Inc 6% 2/1/2028		81,000	81,728
			239,924
Oil, Gas & Consumable Fuels - 0.4%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 10/15/2033 (k)		15,000	14,842
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 7/1/2034 (k)		40,000	39,520
California Resources Corp 7% 1/15/2034 (k)		20,000	20,161
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 2/15/2031 (k)		15,000	15,881
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (k)		67,000	68,506
Cheniere Energy Inc 5.2% 7/30/2036 (k)		45,000	44,331
Cheniere Energy Partners LP 5.35% 11/30/2036 (b)(k)		76,000	76,006
CNX Midstream Partners LP 4.75% 4/15/2030 (k)		165,000	159,298
CNX Resources Corp 7.25% 3/1/2032 (k)		38,000	39,275
CNX Resources Corp 7.375% 1/15/2031 (k)		5,000	5,132
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		50,000	50,493
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (k)		5,000	5,084
Harvest Midstream I LP 6.75% 5/15/2034 (k)		20,000	20,533
Kinetik Holdings LP 6.625% 12/15/2028 (k)		86,000	87,820
PBF Holding Co LLC / PBF Finance Corp 7.25% 6/1/2034 (k)		10,000	9,955
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		226,000	221,480
Sunoco LP 5.375% 7/15/2031 (k)		25,000	24,879
Sunoco LP 5.625% 7/15/2034 (k)		15,000	14,774
Sunoco LP 5.875% 3/15/2034 (k)		5,000	4,970
Sunoco LP 6.25% 7/1/2033 (k)		24,000	24,406
Targa Resources Corp 4.35% 4/15/2031		58,000	56,816
			1,004,162
TOTAL ENERGY			1,244,086
Financials - 6.6%
Banks - 3.4%
Bank of America Corp 2.687% 4/22/2032 (d)		70,000	63,547
Bank of America Corp 4.456% 2/6/2032 (d)		600,000	590,854
Bank of America Corp 4.623% 5/9/2029 (d)		632,000	633,498
Bank of America Corp 4.695% 4/23/2032 (d)		225,000	223,639
Bank of America Corp 5.015% 7/22/2033 (d)		198,000	199,050
Bank of America Corp 5.162% 1/24/2031 (d)		550,000	559,286
Bank of America Corp 6.204% 11/10/2028 (d)		25,000	25,619
Citigroup Inc 2.666% 1/29/2031 (d)		579,000	538,917
Citigroup Inc 4.91% 5/24/2033 (d)		254,000	252,995
Citizens Financial Group Inc 5.718% 7/23/2032 (d)		91,000	93,483
Fifth Third Bancorp 4.895% 9/6/2030 (d)		100,000	100,413
JPMorgan Chase & Co 2.963% 1/25/2033 (d)		340,000	308,522
JPMorgan Chase & Co 4.408% 4/23/2030 (d)		700,000	696,290
JPMorgan Chase & Co 4.586% 4/26/2033 (d)		224,000	220,886
JPMorgan Chase & Co 4.603% 10/22/2030 (d)		287,000	286,574
JPMorgan Chase & Co 4.912% 7/25/2033 (d)		26,000	26,050
JPMorgan Chase & Co 5.103% 4/22/2031 (d)		83,000	84,379
JPMorgan Chase & Co 5.14% 1/24/2031 (d)		550,000	558,612
JPMorgan Chase & Co 5.572% 4/22/2036 (d)		98,000	100,850
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (d)		250,000	249,269
Morgan Stanley Private Bank NA 4.465% 11/19/2031 (d)		250,000	246,199
PNC Financial Services Group Inc/The 4.812% 10/21/2032 (d)		500,000	498,843
Santander Holdings USA Inc 6.499% 3/9/2029 (d)		27,000	27,783
Truist Financial Corp 4.597% 1/27/2032 (d)		400,000	395,423
Wells Fargo & Co 5.15% 4/23/2031 (d)		112,000	113,664
Wells Fargo & Co 5.244% 1/24/2031 (d)		142,000	144,421
Wells Fargo & Co 5.499% 1/23/2035 (d)		778,000	794,580
Wells Fargo & Co 5.605% 4/23/2036 (d)		99,000	101,565
Western Alliance Bancorp 3% 6/15/2031 (d)		15,000	14,530
			8,149,741
Capital Markets - 1.8%
Ares Capital Corp 5.55% 1/15/2030		120,000	119,503
Equitable America Global Funding 4.7% 9/15/2032 (k)		330,000	321,580
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (d)		152,000	137,825
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (d)		130,000	129,175
Goldman Sachs Group Inc/The 4.516% 1/21/2032 (d)		245,000	241,219
HPS Corporate Lending Fund 5.45% 11/15/2030		417,000	404,265
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (k)		48,000	46,395
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (k)		45,000	44,371
Morgan Stanley 2.943% 1/21/2033 (d)		70,000	63,112
Morgan Stanley 4.356% 10/22/2031 (d)		400,000	392,543
Morgan Stanley 4.493% 1/16/2032 (d)		145,000	142,680
Morgan Stanley 4.654% 10/18/2030 (d)		500,000	498,237
Morgan Stanley 4.708% 3/12/2032 (d)		250,000	247,713
Morgan Stanley 4.809% 4/16/2032 (d)		57,000	56,758
Morgan Stanley 4.889% 7/20/2033 (d)		313,000	311,882
Morgan Stanley 5.192% 4/17/2031 (d)		75,000	76,108
Morgan Stanley 5.32% 7/19/2035 (d)		300,000	303,005
Morgan Stanley 5.664% 4/17/2036 (d)		59,000	60,721
MSCI Inc 5.15% 3/15/2036		30,000	29,166
MSCI Inc 5.25% 9/1/2035		520,000	512,323
State Street Corp 3.031% 11/1/2034 (d)		200,000	187,766
			4,326,347
Consumer Finance - 0.3%
Ally Financial Inc 6.646% 1/17/2040 (d)		71,000	70,347
American Express Co 4.456% 2/10/2032 (d)		410,000	405,046
American Express Co 5.085% 1/30/2031 (d)		221,000	224,383
LFS Topco LLC 8.75% 7/15/2030 (k)		28,000	27,874
SLM Corp 6.495% 5/15/2032 (d)		20,000	20,017
SLM Corp 6.5% 1/31/2030		15,000	15,194
			762,861
Financial Services - 0.2%
Block Inc 3.5% 6/1/2031		208,000	189,517
Block Inc 5.625% 8/15/2030 (k)		5,000	5,021
Block Inc 6% 8/15/2033 (k)		5,000	5,001
Block Inc 6.5% 5/15/2032		96,000	97,822
Burford Capital Global Finance LLC 7.5% 7/15/2033 (k)		40,000	34,200
HA Sustainable Infrastructure Capital Inc 6% 3/15/2036		33,000	32,631
HA Sustainable Infrastructure Capital Inc 7.125% 11/15/2056 (d)		25,000	25,264
HA Sustainable Infrastructure Capital Inc 8% 6/1/2056 (d)		38,000	40,568
Walker & Dunlop Inc 6.625% 4/1/2033 (k)		7,000	7,076
			437,100
Insurance - 0.8%
Asurion LLC/ Asurion Co-Issuer Inc 8% 12/31/2032 (k)		59,000	61,524
Asurion LLC/ Asurion Co-Issuer Inc 8.375% 2/1/2034 (k)		45,000	43,981
Equitable Financial Life Global Funding 1.3% 7/12/2026 (k)		200,000	199,341
Equitable Financial Life Global Funding 5% 3/27/2030 (k)		146,000	146,615
Liberty Mutual Group Inc 5.25% 5/1/2036 (k)		93,000	91,883
Marsh & McLennan Cos Inc 2.375% 12/15/2031		210,000	186,658
MetLife Inc 5.3% 12/15/2034		410,000	419,078
Reinsurance Group of America Inc 5.75% 9/15/2034		230,000	236,457
RGA Global Funding 4.6% 11/25/2030 (k)		400,000	395,974
Unum Group 4% 6/15/2029		240,000	235,757
			2,017,268
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/TRS / EF Cayman Non-MTM 7.375% 9/30/2030 (k)		25,000	24,968
Starwood Property Trust Inc 3.625% 7/15/2026 (k)		2,000	1,996
Starwood Property Trust Inc 5.25% 10/15/2028 (k)		15,000	14,961
Starwood Property Trust Inc 5.75% 1/15/2031 (k)		25,000	24,994
Starwood Property Trust Inc 6% 4/15/2030 (k)		5,000	5,043
Starwood Property Trust Inc 6.125% 6/1/2031 (k)		5,000	5,055
Starwood Property Trust Inc 6.5% 10/15/2030 (k)		115,000	117,855
Starwood Property Trust Inc 6.5% 7/1/2030 (k)		10,000	10,236
Starwood Property Trust Inc 7.25% 4/1/2029 (k)		50,000	51,852
			256,960
TOTAL FINANCIALS			15,950,277
Health Care - 1.5%
Biotechnology - 0.1%
Amgen Inc 3% 2/22/2029		260,000	250,935
Emergent BioSolutions Inc 3.875% 8/15/2028 (k)		67,000	60,914
			311,849
Health Care Equipment & Supplies - 0.2%
Augusta SpinCo Corp 4.656% 3/23/2031		407,000	404,683
DENTSPLY SIRONA Inc 8.375% 9/12/2055 (d)		4,000	4,032
			408,715
Health Care Providers & Services - 0.9%
Accendra Health Inc 6.625% 4/1/2030 (k)		88,000	53,103
AMN Healthcare Inc 4% 4/15/2029 (k)		36,000	34,754
Centene Corp 3% 10/15/2030		70,000	63,085
Centene Corp 3.375% 2/15/2030		80,000	74,341
Centene Corp 4.625% 12/15/2029		440,000	428,546
CHS/Community Health Systems Inc 4.75% 2/15/2031 (k)		111,000	102,059
CHS/Community Health Systems Inc 6.125% 4/1/2030 (k)		49,000	44,560
CHS/Community Health Systems Inc 9.75% 1/15/2034 (k)		15,000	15,734
CVS Health Corp 5% 9/15/2032		41,000	41,195
CVS Health Corp 6.75% 12/10/2054 (d)		218,000	227,293
CVS Health Corp 7% 3/10/2055 (d)		52,000	54,180
DaVita Inc 3.75% 2/15/2031 (k)		115,000	106,926
DaVita Inc 6.875% 9/1/2032 (k)		29,000	30,031
Encompass Health Corp 4.625% 4/1/2031		17,000	16,453
Humana Inc 5.75% 12/1/2028		110,000	112,876
Humana Inc 6.625% 9/15/2056 (d)		68,000	67,401
Molina Healthcare Inc 3.875% 11/15/2030 (k)		70,000	64,786
Molina Healthcare Inc 6.25% 1/15/2033 (k)		98,000	97,991
Molina Healthcare Inc 6.5% 2/15/2031 (k)		66,000	66,927
Pediatrix Medical Group Inc 5.375% 2/15/2030 (k)		56,000	55,419
Tenet Healthcare Corp 5.5% 11/15/2032 (k)		145,000	144,414
Tenet Healthcare Corp 6% 11/15/2033 (k)		10,000	10,098
Tenet Healthcare Corp 6.125% 10/1/2028		181,000	181,462
Tenet Healthcare Corp 6.125% 6/15/2030		10,000	10,093
US Acute Care Solutions LLC 9.75% 5/15/2029 (k)		49,000	46,942
			2,150,669
Health Care Technology - 0.1%
IQVIA Inc 5% 10/15/2026 (k)		95,000	94,952
IQVIA Inc 5% 5/15/2027 (k)		149,000	148,929
IQVIA Inc 6.25% 6/1/2032 (k)		75,000	76,620
			320,501
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International Inc 3.75% 3/15/2029 (k)		40,000	38,319
Charles River Laboratories International Inc 4.25% 5/1/2028 (k)		186,000	182,474
Fortrea Holdings Inc 7.5% 7/1/2030 (k)		15,000	15,118
			235,911
Pharmaceuticals - 0.1%
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (k)		20,000	19,756
Zoetis Inc 2% 5/15/2030		140,000	126,679
			146,435
TOTAL HEALTH CARE			3,574,080
Industrials - 0.9%
Aerospace & Defense - 0.2%
ATI Inc 4.875% 10/1/2029		130,000	128,558
ATI Inc 7.25% 8/15/2030		5,000	5,191
TransDigm Inc 4.875% 5/1/2029		6,000	5,930
TransDigm Inc 6% 1/15/2033 (k)		14,000	14,160
TransDigm Inc 6.125% 7/31/2034 (k)		30,000	29,876
TransDigm Inc 6.25% 1/31/2034 (k)		5,000	5,117
TransDigm Inc 6.375% 3/1/2029 (k)		125,000	127,454
TransDigm Inc 6.375% 5/31/2033 (k)		25,000	25,240
TransDigm Inc 6.625% 3/1/2032 (k)		5,000	5,143
TransDigm Inc 6.75% 1/31/2034 (k)		35,000	35,870
			382,539
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (k)		20,000	20,609
Building Products - 0.1%
Advanced Drainage Systems Inc 6.375% 6/15/2030 (k)		37,000	37,475
Builders FirstSource Inc 6.375% 3/1/2034 (k)		48,000	47,959
Builders FirstSource Inc 6.75% 5/15/2035 (k)		35,000	35,349
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (k)		20,000	12,189
Carrier Global Corp 2.493% 2/15/2027		130,000	128,491
Carrier Global Corp 5.9% 3/15/2034		4,000	4,221
Carrier Global Corp 6.2% 3/15/2054		2,000	2,136
Cornerstone Building Brands Inc 9.5% 8/15/2029 (k)		10,000	6,056
			273,876
Commercial Services & Supplies - 0.3%
ADT Security Corp/The 5.875% 10/15/2033 (k)		70,000	68,410
Artera Services LLC 8.5% 2/15/2031 (k)		170,000	155,246
Brand Industrial Services Inc 10.375% 8/1/2030 (k)		130,000	114,895
Neptune Bidco US Inc 9.5% 2/15/2033 (k)		25,000	25,574
OT Midco Inc 10% 2/15/2030 (k)		23,000	8,868
Reworld Holding Corp 4.875% 12/1/2029 (k)		255,000	241,934
			614,927
Construction & Engineering - 0.0%
AECOM 6% 8/1/2033 (k)		40,000	40,062
Granite Construction Inc 6.375% 6/15/2034 (b)(k)		10,000	10,205
			50,267
Electrical Equipment - 0.0%
WESCO Distribution Inc 5.25% 4/15/2031 (k)		19,000	18,820
WESCO Distribution Inc 5.5% 4/15/2034 (k)		30,000	29,782
			48,602
Ground Transportation - 0.0%
Uber Technologies Inc 4.15% 1/15/2031		71,000	69,443
Uber Technologies Inc 4.8% 9/15/2035		56,000	54,528
			123,971
Industrial Conglomerates - 0.1%
Trane Technologies Financing Ltd 3.8% 3/21/2029		130,000	128,092
Machinery - 0.1%
Columbus McKinnon Corp/NY 7.125% 2/1/2033 (k)		22,000	22,295
Enpro Inc 6.125% 6/1/2033 (k)		9,000	9,163
Otis Worldwide Corp 2.565% 2/15/2030		140,000	130,265
Terex Corp 6.25% 10/15/2032 (k)		46,000	46,705
			208,428
Passenger Airlines - 0.0%
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (k)		29,000	26,675
Professional Services - 0.0%
Verisk Analytics Inc 4.45% 3/15/2031		26,000	25,573
Trading Companies & Distributors - 0.1%
Herc Holdings Inc 7% 6/15/2030 (k)		35,000	36,368
Herc Holdings Inc 7.25% 6/15/2033 (k)		25,000	26,078
Sumisho Air Lease Corp 4.4% 3/24/2028 (k)		78,000	77,610
Sumisho Air Lease Corp 4.5% 3/24/2029 (k)		77,000	76,532
Sumisho Air Lease Corp 4.85% 3/24/2031 (k)		97,000	96,112
United Rentals North America Inc 6.125% 3/15/2034 (k)		15,000	15,394
			328,094
TOTAL INDUSTRIALS			2,231,653
Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.3%
Dell International LLC / EMC Corp 4.15% 2/15/2029		73,000	72,448
Dell International LLC / EMC Corp 4.5% 2/15/2031		144,000	142,745
Dell International LLC / EMC Corp 4.75% 10/6/2032		96,000	95,346
Dell International LLC / EMC Corp 5.1% 2/15/2036		200,000	199,192
Dell International LLC / EMC Corp 6.2% 7/15/2030		110,000	116,057
			625,788
IT Services - 0.2%
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (k)		71,000	70,808
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (k)		18,000	17,979
CoreWeave Inc 9% 2/1/2031 (k)		91,000	92,267
CoreWeave Inc 9.25% 6/1/2030 (k)		30,000	30,606
CoreWeave Inc 9.75% 10/1/2031 (k)		46,000	47,448
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (k)		128,000	120,462
			379,570
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom Inc 4.2% 10/15/2030		212,000	208,821
Broadcom Inc 4.95% 1/15/2036		400,000	395,285
Entegris Inc 3.625% 5/1/2029 (k)		82,000	78,329
Entegris Inc 5.95% 6/15/2030 (k)		214,000	216,209
Micron Technology Inc 2.703% 4/15/2032		140,000	125,647
ON Semiconductor Corp 3.875% 9/1/2028 (k)		115,000	112,200
Wolfspeed Inc 7% 6/15/2031 pay-in-kind (d)		21,967	19,688
			1,156,179
Software - 0.0%
Cloud Software Group Inc 9% 9/30/2029 (k)		50,000	49,406
Oracle Corp 3.6% 4/1/2040		134,000	99,362
Oracle Corp 6.55% 2/4/2046		13,000	12,535
Oracle Corp 6.7% 2/4/2056		8,000	7,705
Oracle Corp 6.85% 2/4/2066		2,000	1,915
Oracle Corp U.S. SOFR Averages Index + 1.11%, 4.6986% 2/4/2029 (d)(e)		10,000	9,984
Rackspace Finance LLC 3.5% 5/15/2028 (k)		3,340	2,822
			183,729
Technology Hardware, Storage & Peripherals - 0.0%
Seagate Data Storage Technology Pte Ltd 4.125% 1/15/2031 (k)		63,000	60,165
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034 (k)		4,000	4,068
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (k)		10,000	10,191
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (k)		7,000	7,295
			81,719
TOTAL INFORMATION TECHNOLOGY			2,426,985
Materials - 0.5%
Chemicals - 0.4%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (d)(k)		29,691	23,753
Celanese US Holdings LLC 6.75% 4/15/2033		63,000	64,996
Celanese US Holdings LLC 7% 2/15/2031		25,000	25,911
Celanese US Holdings LLC 7.375% 2/15/2034		191,000	199,489
Celanese US Holdings LLC 7.379% 7/15/2032 (d)		15,000	15,765
Celanese US Holdings LLC 7.55% 11/15/2030 (d)		10,000	10,637
Celanese US Holdings LLC 7.7% 11/15/2033 (d)		10,000	10,739
Chemours Co/The 7.875% 3/15/2034 (k)		20,000	20,287
GPD Cos Inc 12.5% 12/31/2029 pay-in-kind (k)		16,679	11,299
International Flavors & Fragrances Inc 2.3% 11/1/2030 (k)		74,000	66,543
Linde Finance BV 0.55% 5/19/2032 (l)	EUR	100,000	99,615
Mativ Holdings Inc 8% 10/1/2029 (k)		42,000	41,834
Olin Corp 5% 2/1/2030		66,000	64,046
Olin Corp 6.625% 4/1/2033 (k)		144,000	142,944
Olympus Water US Holding Corp 6.75% 8/1/2032 (k)		35,000	34,171
Olympus Water US Holding Corp 7.25% 2/15/2033 (k)		129,000	127,537
Perimeter Holdings LLC 6.25% 1/15/2034 (k)		15,000	14,928
Tronox Inc 4.625% 3/15/2029 (k)		44,000	35,046
			1,009,540
Construction Materials - 0.0%
Quikrete Holdings Inc 6.375% 3/1/2032 (k)		52,000	52,950
Quikrete Holdings Inc 6.75% 3/1/2033 (k)		24,000	24,345
			77,295
Containers & Packaging - 0.1%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (k)		101,000	95,799
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (k)		90,000	90,694
			186,493
Metals & Mining - 0.0%
Commercial Metals Co 5.75% 11/15/2033 (k)		30,000	30,023
Commercial Metals Co 6% 12/15/2035 (k)		14,000	14,025
			44,048
TOTAL MATERIALS			1,317,376
Real Estate - 1.4%
Diversified REITs - 0.1%
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (k)		40,000	41,934
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (k)		15,000	15,725
WP Carey Inc 2.45% 2/1/2032		220,000	192,773
			250,432
Health Care REITs - 0.1%
Alexandria Real Estate Equities Inc 2% 5/18/2032		220,000	185,192
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		10,000	8,176
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		146,000	142,515
			335,883
Hotel & Resort REITs - 0.0%
RHP Hotel Properties LP / RHP Finance Corp 5.75% 3/15/2034 (k)		15,000	14,881
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (k)		18,000	18,515
			33,396
Industrial REITs - 0.1%
Prologis LP 2.875% 11/15/2029		200,000	189,961
Office REITs - 0.4%
Boston Properties LP 6.75% 12/1/2027		17,000	17,513
COPT Defense Properties LP 2% 1/15/2029		150,000	140,386
COPT Defense Properties LP 4.5% 10/15/2030		15,000	14,735
Hudson Pacific Properties LP 5.95% 2/15/2028		108,000	106,974
Kilroy Realty LP 2.5% 11/15/2032		750,000	621,492
			901,100
Real Estate Management & Development - 0.2%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (k)		3,200	3,227
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (k)		29,000	28,616
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (k)		47,000	50,631
CBRE Services Inc 2.5% 4/1/2031		140,000	126,051
Kennedy-Wilson Inc 7% 6/1/2031 (k)		36,000	36,840
Kennedy-Wilson Inc 7.25% 6/1/2033 (k)		38,000	38,631
Taylor Morrison Communities Inc 5.125% 8/1/2030 (k)		145,000	143,559
			427,555
Retail REITs - 0.4%
Brixmor Operating Partnership LP 4.85% 2/15/2033		124,000	122,069
Brixmor Operating Partnership LP 5.2% 4/1/2032		101,000	101,939
Brixmor Operating Partnership LP 5.75% 2/15/2035		180,000	186,362
Phillips Edison Grocery Center Operating Partnership I LP 2.625% 11/15/2031		500,000	445,472
Phillips Edison Grocery Center Operating Partnership I LP 4.75% 3/15/2033		53,000	51,961
Regency Centers LP 4.5% 3/15/2033		38,000	37,077
Regency Centers LP 5.1% 1/15/2035		32,000	32,062
			976,942
Specialized REITs - 0.1%
American Tower Corp 4.7% 12/15/2032		227,000	224,029
TOTAL REAL ESTATE			3,339,298
Utilities - 2.4%
Electric Utilities - 1.5%
Consolidated Edison Co of New York Inc 3.35% 4/1/2030		190,000	182,186
Consolidated Edison Co of New York Inc 5.375% 5/15/2034		200,000	204,775
DPL LLC/Ohio 4.35% 4/15/2029		205,000	197,894
Duke Energy Carolinas LLC 3.95% 11/15/2028		170,000	168,519
Duke Energy Corp 5.45% 6/15/2034		200,000	204,730
Duke Energy Indiana LLC 4.95% 3/15/2036		210,000	207,255
Edison International 4.8% 3/15/2031		17,000	16,555
Edison International 7.875% 6/15/2054 (d)		86,000	87,982
Edison International 8.125% 6/15/2053 (d)		35,000	35,743
FirstEnergy Pennsylvania Electric Co 4.55% 3/15/2031 (k)		460,000	456,009
Northern States Power Co/MN 2.25% 4/1/2031		265,000	238,897
NRG Energy Inc 5.75% 1/15/2034 (k)		55,000	54,402
NRG Energy Inc 5.75% 7/15/2029 (k)		101,000	101,093
NRG Energy Inc 5.875% 5/15/2034 (k)		10,000	9,937
NRG Energy Inc 6% 1/15/2036 (k)		55,000	54,633
NRG Energy Inc 6% 2/1/2033 (k)		5,000	5,038
NRG Energy Inc 6.125% 5/15/2036 (k)		10,000	9,978
NRG Energy Inc 6.25% 11/1/2034 (k)		14,000	14,119
Oncor Electric Delivery Co LLC 4.15% 6/1/2032		130,000	126,134
PG&E Corp 5% 7/1/2028		55,000	54,731
PG&E Corp 5.25% 7/1/2030		290,000	286,921
PG&E Corp 6.85% 9/15/2056 (d)		5,000	4,981
PG&E Corp 7.375% 3/15/2055 (d)		41,000	41,754
Vistra Operations Co LLC 4.55% 10/30/2028 (k)		32,000	31,867
Vistra Operations Co LLC 5% 4/30/2031 (k)		77,000	76,617
Vistra Operations Co LLC 5.25% 4/30/2033 (k)		82,000	81,475
Vistra Operations Co LLC 5.55% 4/30/2036 (k)		148,000	147,385
Wisconsin Electric Power Co 4.75% 9/30/2032		125,000	125,874
XPLR Infrastructure Operating Partners LP 4.5% 9/15/2027 (k)		52,000	51,658
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (k)		64,000	66,658
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (k)		85,000	89,756
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (k)		21,000	22,513
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (k)		61,000	65,546
			3,523,615
Independent Power and Renewable Electricity Producers - 0.4%
AES Corp/The 2.45% 1/15/2031		527,000	472,272
AES Corp/The 5.8% 3/15/2032		250,000	254,048
AES Corp/The 6.95% 7/15/2055 (d)		27,000	26,624
Sunnova Energy Corp 5.875% (f)(g)(k)		36,000	90
TerraForm Power Operating LLC 4.75% 1/15/2030 (k)		218,000	210,511
			963,545
Multi-Utilities - 0.5%
Dominion Energy Inc 2.25% 8/15/2031		409,000	362,550
NiSource Inc 1.7% 2/15/2031		370,000	323,284
NiSource Inc 4.75% 5/18/2031		61,000	60,967
NiSource Inc 5.3% 5/18/2036		157,000	157,068
NiSource Inc 5.35% 4/1/2034		150,000	153,128
Puget Energy Inc 4.224% 3/15/2032		255,000	244,895
			1,301,892
TOTAL UTILITIES			5,789,052
TOTAL UNITED STATES			42,714,033
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $57,907,979)			58,233,872

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Strategy Inc 11.5% (m) (Cost $17,621)	185	18,309

Preferred Securities - 0.2%
		Principal Amount (a)	Value ($)
FRANCE - 0.0%
Utilities - 0.0%
Multi-Utilities - 0.0%
Engie SA 4.3712% (d)(l)(o)	EUR	100,000	117,833
SPAIN - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Europe BV 2.502% (d)(l)(o)	EUR	100,000	115,938
UNITED STATES - 0.2%
Financials - 0.1%
Banks - 0.0%
Citigroup Inc 6.5% (d)(o)		10,000	10,134
Truist Financial Corp 6.25% (d)(o)		20,000	20,047
			30,181
Consumer Finance - 0.1%
Ally Financial Inc 4.7% (d)(o)		40,000	39,007
Ally Financial Inc 5 year U.S. Treasury Index + 0%, 7.1% (d)(e)(o)		25,000	25,318
			64,325
Insurance - 0.0%
Alliant Holdings LP 10.5% (d)(f)(o)		5,141	5,096
TOTAL FINANCIALS			99,602
Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Sumisho Air Lease Corp 4.125% (d)(o)		59,000	58,623
Sumisho Air Lease Corp 4.65% (d)(o)		22,000	22,195
TOTAL INDUSTRIALS			80,818
TOTAL UNITED STATES			180,420
TOTAL PREFERRED SECURITIES (Cost $398,993)			414,191

U.S. Government Agency - Mortgage Securities - 20.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 20.9%
Fannie Mae 2.5% 6/1/2052	168,484	144,090
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	12,120	10,931
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	12,336	11,126
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	13,561	12,210
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	13,176	11,863
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	155,606	140,095
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	13,385	12,051
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	430,266	387,377
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	14,293	12,846
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	25,046	20,266
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	15,114	12,244
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	39,997	34,934
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	16,792	13,587
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	16,571	13,408
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	28,604	23,287
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	185,218	149,866
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	17,046	13,781
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	15,879	12,922
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	997,530	799,030
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	16,205	13,203
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	52,758	43,034
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	199,139	159,512
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	89,570	73,061
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	80,068	65,311
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	48,621	39,660
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	689,509	557,043
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	27,530	22,241
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	18,713	15,118
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	98,629	80,852
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	237,075	206,629
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	49,824	39,909
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	61,061	56,435
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	37,052	34,246
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	48,622	39,266
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	46,515	37,680
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	42,255	39,015
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	15,008	12,165
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	13,804	11,182
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	14,585	11,815
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	19,176	16,394
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	17,614	15,058
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	17,296	14,787
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2054	100,000	84,678
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	45,039	38,264
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	37,645	31,983
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2049	136,269	115,858
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	17,746	15,171
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	151,394	128,717
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	76,043	64,392
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	250,280	211,540
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	104,389	89,275
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	168,584	142,279
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	251,676	213,349
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	38,333	33,801
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2053	672,432	592,295
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	46,564	40,753
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	42,054	37,081
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	73,545	65,515
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	37,632	33,206
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	126,430	113,298
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	168,741	150,002
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	65,221	58,121
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	55,107	48,454
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	143,629	127,948
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	231,679	205,879
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	44,519	39,381
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	244,599	218,889
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	39,236	34,818
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	20,983	19,503
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	157,030	147,126
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	19,125	17,777
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	83,446	77,509
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	44,169	41,361
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	111,782	102,955
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	36,829	34,549
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	12,771	11,870
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2050	131,709	121,844
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	35,213	33,321
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2054	307,264	303,592
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2040	199,228	200,389
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2040	99,613	100,185
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2056	50,000	49,234
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2056	25,000	24,625
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2056	298,570	304,335
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2056	151,060	154,354
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2056	146,660	149,996
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	144,823	150,316
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	69,769	71,793
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	63,290	65,948
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	174,003	180,712
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	59,335	60,908
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	250,265	258,115
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	24,831	25,883
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	24,867	25,882
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	18,931	19,420
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2056	199,793	208,323
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2056	199,887	208,233
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	36,908	37,861
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	139,026	144,604
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	44,909	46,567
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	213,169	220,171
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	181,917	191,910
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	79,309	83,665
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2055	505,049	530,174
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2056	64,701	68,276
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	10,259	10,686
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	176,211	185,230
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2055	64,737	68,414
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	134,095	141,587
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	110,821	117,151
Freddie Mac Gold Pool 1.5% 1/1/2036	12,308	11,101
Freddie Mac Gold Pool 1.5% 11/1/2035	15,685	14,146
Freddie Mac Gold Pool 1.5% 2/1/2036	13,155	11,864
Freddie Mac Gold Pool 1.5% 3/1/2036	12,786	11,511
Freddie Mac Gold Pool 1.5% 4/1/2036	193,187	173,930
Freddie Mac Gold Pool 1.5% 4/1/2041	113,819	96,143
Freddie Mac Gold Pool 1.5% 4/1/2051	102,835	78,707
Freddie Mac Gold Pool 1.5% 5/1/2036	14,170	12,758
Freddie Mac Gold Pool 1.5% 6/1/2036	14,242	12,822
Freddie Mac Gold Pool 2% 1/1/2051	35,177	28,441
Freddie Mac Gold Pool 2% 1/1/2051	17,802	14,393
Freddie Mac Gold Pool 2% 1/1/2051	16,926	13,770
Freddie Mac Gold Pool 2% 1/1/2052	79,168	64,454
Freddie Mac Gold Pool 2% 11/1/2050	293,243	237,272
Freddie Mac Gold Pool 2% 12/1/2051	60,614	49,348
Freddie Mac Gold Pool 2% 2/1/2051	288,373	233,152
Freddie Mac Gold Pool 2% 2/1/2052	124,246	99,522
Freddie Mac Gold Pool 2% 2/1/2052	27,818	22,691
Freddie Mac Gold Pool 2% 3/1/2051	301,104	243,445
Freddie Mac Gold Pool 2% 3/1/2051	241,502	195,634
Freddie Mac Gold Pool 2% 3/1/2052	47,932	38,918
Freddie Mac Gold Pool 2% 4/1/2052	44,895	36,481
Freddie Mac Gold Pool 2% 6/1/2052	497,541	402,266
Freddie Mac Gold Pool 2% 7/1/2051	28,095	22,688
Freddie Mac Gold Pool 2% 8/1/2050	209,461	169,678
Freddie Mac Gold Pool 2% 8/1/2050	14,614	11,911
Freddie Mac Gold Pool 2% 9/1/2050	82,664	66,964
Freddie Mac Gold Pool 2.5% 1/1/2051	23,962	20,290
Freddie Mac Gold Pool 2.5% 1/1/2052	281,267	240,368
Freddie Mac Gold Pool 2.5% 10/1/2051	47,007	39,937
Freddie Mac Gold Pool 2.5% 11/1/2050	47,669	40,901
Freddie Mac Gold Pool 2.5% 11/1/2051	39,234	33,615
Freddie Mac Gold Pool 2.5% 12/1/2051	19,696	16,857
Freddie Mac Gold Pool 2.5% 2/1/2050	61,508	52,295
Freddie Mac Gold Pool 2.5% 4/1/2042	106,134	94,424
Freddie Mac Gold Pool 2.5% 4/1/2052	225,829	193,062
Freddie Mac Gold Pool 2.5% 4/1/2052	188,469	160,710
Freddie Mac Gold Pool 2.5% 5/1/2051	1,219,876	1,044,016
Freddie Mac Gold Pool 2.5% 5/1/2051	41,072	35,189
Freddie Mac Gold Pool 3% 1/1/2052	29,992	26,371
Freddie Mac Gold Pool 3% 10/1/2049	11,507	10,171
Freddie Mac Gold Pool 3% 3/1/2050	20,771	18,361
Freddie Mac Gold Pool 3% 3/1/2052	404,747	359,799
Freddie Mac Gold Pool 3% 3/1/2052	66,512	58,980
Freddie Mac Gold Pool 3% 3/1/2052	17,590	15,466
Freddie Mac Gold Pool 3% 4/1/2050	20,953	18,521
Freddie Mac Gold Pool 3% 5/1/2051	38,980	34,371
Freddie Mac Gold Pool 3% 6/1/2052	48,714	42,832
Freddie Mac Gold Pool 3% 6/1/2052	32,047	28,298
Freddie Mac Gold Pool 3.5% 11/1/2047	9,275	8,620
Freddie Mac Gold Pool 3.5% 11/1/2051	165,703	152,826
Freddie Mac Gold Pool 3.5% 2/1/2043	18,779	17,621
Freddie Mac Gold Pool 3.5% 2/1/2053	545,278	500,688
Freddie Mac Gold Pool 3.5% 4/1/2050	81,309	74,965
Freddie Mac Gold Pool 3.5% 7/1/2042	11,767	11,050
Freddie Mac Gold Pool 3.5% 7/1/2047	10,723	9,976
Freddie Mac Gold Pool 3.5% 7/1/2052	62,576	57,576
Freddie Mac Gold Pool 3.5% 8/1/2047	16,569	15,416
Freddie Mac Gold Pool 3.5% 9/1/2042	26,406	24,773
Freddie Mac Gold Pool 3.5% 9/1/2042	14,578	13,674
Freddie Mac Gold Pool 4% 10/1/2052	35,182	33,361
Freddie Mac Gold Pool 4% 2/1/2053	126,077	119,313
Freddie Mac Gold Pool 5% 12/1/2052	36,758	36,700
Freddie Mac Gold Pool 5% 8/1/2040	195,787	197,051
Freddie Mac Gold Pool 5.5% 1/1/2056	293,913	299,381
Freddie Mac Gold Pool 6% 12/1/2052	36,071	37,414
Freddie Mac Gold Pool 6% 2/1/2055	145,567	151,407
Freddie Mac Gold Pool 6% 3/1/2056	193,661	200,764
Freddie Mac Gold Pool 6% 4/1/2054	76,723	79,705
Freddie Mac Gold Pool 6% 4/1/2054	22,325	23,038
Freddie Mac Gold Pool 6% 8/1/2055	139,923	145,405
Freddie Mac Gold Pool 6.5% 4/1/2056	25,185	26,635
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	127,278	131,897
Ginnie Mae I Pool 3.5% 7/20/2052	90,721	82,575
Ginnie Mae I Pool 3.5% 8/20/2052	21,718	19,768
Ginnie Mae I Pool 3.5% 9/20/2052	182,205	165,845
Ginnie Mae I Pool 4% 10/20/2052	79,927	75,283
Ginnie Mae I Pool 4.5% 4/20/2053	81,018	78,523
Ginnie Mae II Pool 2% 1/20/2051	169,174	138,994
Ginnie Mae II Pool 2% 1/20/2052	775,440	636,861
Ginnie Mae II Pool 2% 10/20/2050	169,015	138,916
Ginnie Mae II Pool 2% 11/20/2050	42,129	34,626
Ginnie Mae II Pool 2% 12/20/2050	82,865	68,108
Ginnie Mae II Pool 2% 2/20/2051	17,923	14,726
Ginnie Mae II Pool 2% 3/20/2052	215,890	177,308
Ginnie Mae II Pool 2% 9/20/2050	45,509	37,404
Ginnie Mae II Pool 2% 9/20/2051	874,436	718,165
Ginnie Mae II Pool 2.5% 10/20/2051	138,881	118,957
Ginnie Mae II Pool 2.5% 12/20/2051	233,904	200,348
Ginnie Mae II Pool 2.5% 5/20/2052	383,423	328,417
Ginnie Mae II Pool 2.5% 6/1/2056 (b)	1,000,000	855,863
Ginnie Mae II Pool 2.5% 8/20/2051	252,832	216,639
Ginnie Mae II Pool 3% 4/20/2052	367,258	326,877
Ginnie Mae II Pool 3% 8/20/2051	275,001	244,957
Ginnie Mae II Pool 3.5% 8/20/2047	56,048	51,887
Ginnie Mae II Pool 4% 10/20/2055	147,730	137,460
Ginnie Mae II Pool 4.5% 11/20/2054	712,829	687,480
Ginnie Mae II Pool 4.5% 5/20/2054	24,178	23,317
Ginnie Mae II Pool 5% 6/1/2056 (b)	650,000	642,043
Ginnie Mae II Pool 5% 7/1/2056 (b)	225,000	221,964
Ginnie Mae II Pool 5.5% 1/20/2055	58,358	58,918
Ginnie Mae II Pool 5.5% 2/20/2055	111,476	112,504
Ginnie Mae II Pool 5.5% 5/20/2055	39,985	40,332
Ginnie Mae II Pool 5.5% 6/1/2056 (b)	2,800,000	2,817,401
Ginnie Mae II Pool 5.5% 7/1/2056 (b)	1,900,000	1,908,617
Ginnie Mae II Pool 6% 6/1/2056 (b)	1,125,000	1,146,067
Ginnie Mae II Pool 6% 7/1/2056 (b)	725,000	738,180
Ginnie Mae II Pool 6.5% 6/1/2056 (b)	150,000	156,141
Uniform Mortgage Backed Securities 2% 6/1/2056 (b)	5,725,000	4,580,671
Uniform Mortgage Backed Securities 2% 7/1/2056 (b)	3,925,000	3,139,387
Uniform Mortgage Backed Securities 2.5% 6/1/2056 (b)	1,575,000	1,319,001
Uniform Mortgage Backed Securities 3% 6/1/2056 (b)	1,475,000	1,288,781
Uniform Mortgage Backed Securities 3% 7/1/2056 (b)	125,000	109,146
Uniform Mortgage Backed Securities 3.5% 6/1/2056 (b)	550,000	500,199
Uniform Mortgage Backed Securities 5% 6/1/2041 (b)	1,250,000	1,256,445
Uniform Mortgage Backed Securities 5% 6/1/2056 (b)	2,275,000	2,239,098
Uniform Mortgage Backed Securities 5% 7/1/2041 (b)	500,000	501,934
Uniform Mortgage Backed Securities 5.5% 6/1/2056 (b)	1,400,000	1,406,781
Uniform Mortgage Backed Securities 6% 6/1/2056 (b)	775,000	791,348
Uniform Mortgage Backed Securities 6.5% 6/1/2056 (b)	1,700,000	1,766,406
TOTAL UNITED STATES		51,039,599
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $50,883,105)		51,039,599

U.S. Treasury Obligations - 48.9%
	Yield (%) (p)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.25% 2/15/2052	2.81	2,349,000	1,400,683
US Treasury Bonds 3.625% 2/15/2053	3.63 to 3.76	182,000	144,341
US Treasury Bonds 3.625% 5/15/2053	3.90	110,000	87,157
US Treasury Bonds 4% 11/15/2042	3.84	225,000	202,280
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	1,233,000	1,046,894
US Treasury Bonds 4.125% 8/15/2053	4.18 to 4.77	570,000	494,275
US Treasury Bonds 4.25% 2/15/2054	4.35 to 4.78	3,810,000	3,373,785
US Treasury Bonds 4.25% 8/15/2054	4.39 to 4.66	1,055,500	934,901
US Treasury Bonds 4.5% 11/15/2054	4.55 to 4.78	2,314,000	2,137,377
US Treasury Bonds 4.5% 2/15/2044	4.62 to 4.76	609,000	577,337
US Treasury Bonds 4.625% 11/15/2044 (q)	4.94	155,000	148,655
US Treasury Bonds 4.625% 11/15/2055	4.82 to 4.92	3,343,000	3,156,001
US Treasury Bonds 4.625% 2/15/2046	4.57 to 5.02	202,000	192,910
US Treasury Bonds 4.625% 2/15/2055	4.54 to 4.85	1,519,000	1,432,686
US Treasury Bonds 4.625% 5/15/2054	4.44 to 4.65	1,280,000	1,206,800
US Treasury Bonds 4.75% 2/15/2056	4.69 to 5.04	5,300,000	5,107,875
US Treasury Bonds 4.75% 5/15/2055	4.80 to 4.95	3,503,000	3,371,638
US Treasury Bonds 4.75% 8/15/2055	4.66 to 4.91	2,868,000	2,761,458
US Treasury Bonds 5% 5/15/2045	4.69 to 4.99	578,000	580,326
US Treasury Bonds 5% 5/15/2056	5.12	760,000	762,256
US Treasury Notes 3.5% 11/30/2030	3.69	3,300,000	3,215,566
US Treasury Notes 3.625% 12/31/2030	3.85	2,600,000	2,545,359
US Treasury Notes 3.625% 9/30/2031	3.63 to 4.10	3,014,000	2,935,707
US Treasury Notes 3.75% 1/31/2031	3.62 to 3.80	2,130,000	2,095,554
US Treasury Notes 3.75% 10/31/2032	3.89	105,000	102,055
US Treasury Notes 3.75% 11/30/2032	3.90 to 3.94	8,300,000	8,062,996
US Treasury Notes 3.75% 12/31/2030	4.08	35,000	34,439
US Treasury Notes 3.75% 2/28/2033	3.88 to 4.06	3,570,000	3,461,924
US Treasury Notes 3.75% 8/31/2031	3.60 to 3.65	2,010,000	1,970,507
US Treasury Notes 3.875% 12/31/2027	3.70 to 3.96	700,000	698,797
US Treasury Notes 3.875% 12/31/2032	4.02 to 4.07	1,058,000	1,034,650
US Treasury Notes 3.875% 4/30/2031	4.01 to 4.12	4,500,000	4,447,617
US Treasury Notes 3.875% 7/31/2030	3.70	1,100,000	1,089,988
US Treasury Notes 3.875% 8/31/2032	3.81 to 3.98	2,060,000	2,018,880
US Treasury Notes 3.875% 9/30/2032	3.74 to 3.77	2,620,000	2,566,679
US Treasury Notes 4% 1/31/2029	4.25	150,000	149,801
US Treasury Notes 4% 1/31/2033	3.74 to 4.06	5,454,000	5,369,633
US Treasury Notes 4% 11/15/2035	4.15 to 4.28	3,880,000	3,752,688
US Treasury Notes 4% 2/15/2034	4.33 to 4.50	182,000	178,083
US Treasury Notes 4% 3/31/2030	3.96	150,000	149,479
US Treasury Notes 4% 4/30/2032	4.00 to 4.29	2,888,000	2,855,961
US Treasury Notes 4% 5/31/2030	3.93 to 3.97	3,360,000	3,346,875
US Treasury Notes 4% 6/30/2032	4.22	580,000	573,022
US Treasury Notes 4% 7/31/2032	3.92 to 4.03	1,575,000	1,555,128
US Treasury Notes 4.125% 2/15/2036	4.05 to 4.61	11,952,000	11,658,803
US Treasury Notes 4.125% 2/29/2032	4.12 to 4.22	2,010,000	2,001,913
US Treasury Notes 4.125% 3/31/2032	3.88 to 4.03	1,100,000	1,095,359
US Treasury Notes 4.125% 4/30/2033	4.19 to 4.34	4,430,000	4,388,469
US Treasury Notes 4.125% 5/31/2032	4.31	160,000	159,204
US Treasury Notes 4.25% 3/31/2033	4.13	3,600,000	3,594,375
US Treasury Notes 4.25% 5/31/2033	4.29	60,000	59,841
US Treasury Notes 4.25% 6/30/2029	4.35	30,000	30,163
US Treasury Notes 4.25% 8/15/2035	4.09 to 4.21	3,721,000	3,675,214
US Treasury Notes 4.375% 5/15/2036	4.45	2,600,000	2,586,594
US Treasury Notes 4.5% 12/31/2031	4.42 to 4.71	3,900,000	3,959,414
US Treasury Notes 4.625% 2/15/2035	4.24	350,000	356,070
US Treasury Notes 4.625% 4/30/2029	4.72	15,000	15,230
US Treasury Notes 4.625% 9/30/2028	4.64 to 4.81	1,100,000	1,114,480
US Treasury Notes 4.75% 2/15/2045	4.69	30,000	29,211
US Treasury Notes 4.875% 10/31/2028	4.43 to 4.81	1,600,000	1,630,438
TOTAL U.S. TREASURY OBLIGATIONS (Cost $122,392,316)			119,685,801

Money Market Funds - 11.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (r) (Cost $27,814,915)	3.67	27,809,353	27,814,915

TOTAL INVESTMENT IN SECURITIES - 113.6% (Cost $280,047,002)	277,917,900
NET OTHER ASSETS (LIABILITIES) - (13.6)%	(33,198,988)
NET ASSETS - 100.0%	244,718,912

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5% 6/1/2056	(225,000)	(222,245)
Ginnie Mae II Pool 5.5% 6/1/2056	(1,900,000)	(1,911,808)
Ginnie Mae II Pool 6% 6/1/2056	(750,000)	(764,045)
Uniform Mortgage Backed Securities 2% 6/1/2056	(5,725,000)	(4,580,672)
Uniform Mortgage Backed Securities 2.5% 6/1/2056	(1,425,000)	(1,193,382)
Uniform Mortgage Backed Securities 3% 6/1/2056	(1,350,000)	(1,179,563)
Uniform Mortgage Backed Securities 3.5% 6/1/2056	(500,000)	(454,727)
Uniform Mortgage Backed Securities 5% 6/1/2041	(500,000)	(502,578)
Uniform Mortgage Backed Securities 5% 6/1/2056	(175,000)	(172,237)
Uniform Mortgage Backed Securities 6.5% 6/1/2056	(600,000)	(623,438)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(11,604,695)

TOTAL TBA SALE COMMITMENTS (Proceeds $11,506,765)		(11,604,695)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	4	9/2026	448,750	4,743
CBOT 2Y US Treasury Notes Contracts (United States)	3	9/2026	619,875	684
CBOT 5Y US Treasury Notes Contracts (United States)	9	9/2026	965,461	3,852
CBOT US Treasury Long Bond Contracts (United States)	2	9/2026	224,813	4,121
TOTAL LONG				13,400
SHORT
Eurex Euro-Bobl Contracts (Germany)	(6)	9/2026	(806,006)	(2,524)
Eurex Euro-Bund Contracts (Germany)	(1)	9/2026	(147,666)	(677)
Eurex Euro-Schatz Contracts (Germany)	(2)	9/2026	(247,160)	(421)
TOTAL SHORT				(3,622)
TOTAL FUTURES CONTRACTS				9,778

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	26,000	USD	30,345	JPMorgan Chase Bank NA	6/2026	(18)
USD	98,137	AUD	137,000	BNP Paribas SA	7/2026	(210)
USD	391,629	CAD	532,000	Royal Bank of Canada	7/2026	4,718
USD	7,483,080	EUR	6,329,000	BNP Paribas SA	7/2026	81,910
USD	94,098	EUR	80,000	BNP Paribas SA	7/2026	546
USD	29,524	EUR	25,000	Goldman Sachs Bank USA	7/2026	288
USD	72,541	EUR	62,000	JPMorgan Chase Bank NA	7/2026	38
USD	1,212,692	GBP	897,000	JPMorgan Chase Bank NA	7/2026	4,843

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						92,115
Unrealized Appreciation						92,343
Unrealized Depreciation						(228)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Level 3 security.
(g)	Non-income producing - Security is in default.
(h)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(i)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $1,186 and $1,027, respectively.

(j)	Non-income producing.
(k)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,457,834 or 13.7% of net assets.

(l)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $8,467,350 or 3.5% of net assets.

(m)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(n)	Zero coupon bond which is issued at a discount.
(o)	Security is perpetual in nature with no stated maturity date.
(p)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(q)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $76,725.
(r)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	15,379,092	70,322,059	57,886,202	620,619	(34)	-	27,814,915	27,809,353	0.0%
Total	15,379,092	70,322,059	57,886,202	620,619	(34)	-	27,814,915

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Bank Notes, Convertible Corporate Bonds, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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